SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

On January 4, 2024, the Company issued 17,915 common shares (94 common shares post reverse splt) to two directors following the vesting of RSU’s with a fair value of $2.99, for a compensation amount of $53,568.

On January 10, 2024, the Company granted 410,000 RSUs (2,158 RSUs post reverse split) to five directors of the Company, the RSUs will vest over 4 months and a day.

On January 10, 2024, the Company cancelled 565,000 stock options (2,974 stock options post reverse split) that were previously granted to 4 directors of the Company.

On January 16, 2024, the Company granted 60,000 RSUs (316 RSUs post reverse split) and 650,000 stock options (3,421 stock options post reverse split) to a consultant of the Company, the RSUs will vest over 4 months and a day, the stock options vest as follows: 150,000 on the date of the grant (789 post reverse split) and 100,000 every month thereafter (526 post reverse split) every month thereafter.

On February 5, 2024, the Company granted 39,753 RSUs (209 RSUs post reverse split) to a consultant of the Company, the RSUs will vest over 4 months and a day.

On March 5, 2024, the Company granted 60,083 RSUs (316 RSUs post reverse split) to a consultant of the Company, the RSUs will vest over 4 months and a day.

On March 14, 2024 the Company announced the closing of an underwritten public offering with gross proceeds to the Company of approximately US$7.0 million, before deducting underwriting discounts and other estimated expenses paid by the Company. The offering was for sale of 116,666,667 units (614,109 units post reverse split), each consisting of one common share or pre-funded warrant, one series A warrants and two series B warrants. The offering price was US$0.06 per unit.

As of March 14, 2024, the Company’s common shares no longer were listed on the Canadian Securities Exchange following a voluntary delisting.

On March 15, 2024, the Company announced a 1 for 190 reverse stock split of its outstanding common shares that will be effective on March 22, 2024.

As of April 1, 2024, the Company issued 614,109 common shares following the closing of the underwritten public offering on March 14, 2024 as well as 3,593,170 common shares following the cashless exercise of A warrants and 15,000 common shares following the exercise of B warrants at an exercise price of US$1.3643 per common share.